Interest in Other Entities (Details) - Schedule of allocation summary $ in Thousands	Jun. 30, 2021 USD ($)
ScoutCam Inc [Member]
Interest in Other Entities (Details) - Schedule of allocation summary [Line Items]
Cash consideration	$ 11,843
Medigus Share in company Equity	6,200
Excess to Allocation	5,643
Excess purchase price to allocate to technology	1,654
Deferred tax	(380)
Goodwill	4,369
Total	5,643
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of allocation summary [Line Items]
Cash consideration	3,690
Adjusted Company’s Equity	408
Excess to Allocation	3,282
Excess purchase price to allocate to Customer relationship	1,342
Excess purchase price to allocate to technology	1,948
Deferred tax	(305)
Deferred tax	(210)
Goodwill	507
Total	$ 3,282